Offsetting financial assets (Detail) - USD ($) $ in Billions	Dec. 31, 2021	Dec. 31, 2020
Netting recognized on the balance sheet
Gross assets before netting	$ 306.2	$ 344.8
Netting with gross liabilities	(105.0)	(97.5)
Net assets recognized on the balance sheet	201.2	247.3
Netting potential not recognized on the balance sheet
Financial liabilities	(108.1)	(139.3)
Collateral received	(77.2)	(89.8)
Assets after consideration of netting potential	15.9	18.3
Assets not subject to netting arrangements
Assets recognized on the balance sheet	82.6	99.7
Total assets
Total assets, after consideration of further netting potential	98.5	117.9
Total assets recognized on the balance sheet	283.7	346.9
Receivables from securities financing transactions
Netting recognized on the balance sheet
Gross assets before netting	67.7	70.3
Netting with gross liabilities	(13.8)	(13.4)
Net assets recognized on the balance sheet	53.9	57.0
Netting potential not recognized on the balance sheet
Financial liabilities	(2.9)	(1.7)
Collateral received	(51.0)	(55.3)
Assets after consideration of netting potential	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	21.1	17.3
Total assets
Total assets, after consideration of further netting potential	21.1	17.3
Total assets recognized on the balance sheet	75.0	74.2
Derivative financial instruments
Netting recognized on the balance sheet
Gross assets before netting	116.0	156.9
Netting with gross liabilities	(3.6)	(5.0)
Net assets recognized on the balance sheet	112.4	151.9
Netting potential not recognized on the balance sheet
Financial liabilities	(88.9)	(117.2)
Collateral received	(18.5)	(27.2)
Assets after consideration of netting potential	5.0	7.5
Assets not subject to netting arrangements
Assets recognized on the balance sheet	5.7	7.7
Total assets
Total assets, after consideration of further netting potential	10.7	15.2
Total assets recognized on the balance sheet	118.1	159.6
Cash collateral receivables on derivative instruments
Netting recognized on the balance sheet
Gross assets before netting	29.4	31.9
Netting with gross liabilities	(0.0)	(0.0)
Net assets recognized on the balance sheet	29.4	31.9
Netting potential not recognized on the balance sheet
Financial liabilities	(15.2)	(19.6)
Collateral received	(3.3)	(1.5)
Assets after consideration of netting potential	11.0	10.8
Assets not subject to netting arrangements
Assets recognized on the balance sheet	1.1	0.8
Total assets
Total assets, after consideration of further netting potential	12.1	11.6
Total assets recognized on the balance sheet	30.5	32.7
Financial assets at fair value not held for trading
Netting recognized on the balance sheet
Gross assets before netting	93.1	85.6
Netting with gross liabilities	(87.6)	(79.1)
Net assets recognized on the balance sheet	5.5	6.5
Netting potential not recognized on the balance sheet
Financial liabilities	(1.1)	(0.8)
Collateral received	(4.4)	(5.8)
Assets after consideration of netting potential	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	54.6	73.9
Total assets
Total assets, after consideration of further netting potential	54.6	73.9
Total assets recognized on the balance sheet	60.1	80.4
of which: reverse repurchase agreements
Netting recognized on the balance sheet
Gross assets before netting	93.1	85.6
Netting with gross liabilities	(87.6)	(79.1)
Net assets recognized on the balance sheet	5.5	6.5
Netting potential not recognized on the balance sheet
Financial liabilities	(1.1)	(0.8)
Collateral received	(4.4)	(5.8)
Assets after consideration of netting potential	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	0.3	0.2
Total assets
Total assets, after consideration of further netting potential	0.3	0.2
Total assets recognized on the balance sheet	5.8	6.7
UBS AG
Netting recognized on the balance sheet
Gross assets before netting	306.2	344.8
Netting with gross liabilities	(105.0)	(97.5)
Net assets recognized on the balance sheet	201.2	247.3
Netting potential not recognized on the balance sheet
Financial liabilities	(108.1)	(139.3)
Collateral received	(77.2)	(89.8)
Assets after consideration of netting potential	15.9	18.3
Assets not subject to netting arrangements
Assets recognized on the balance sheet	82.1	99.3
Total assets
Total assets, after consideration of further netting potential	98.1	117.6
Total assets recognized on the balance sheet	283.3	346.6
UBS AG | Receivables from securities financing transactions
Netting recognized on the balance sheet
Gross assets before netting	67.7	70.3
Netting with gross liabilities	(13.8)	(13.4)
Net assets recognized on the balance sheet	53.9	57.0
Netting potential not recognized on the balance sheet
Financial liabilities	(2.9)	(1.7)
Collateral received	(51.0)	(55.3)
Assets after consideration of netting potential	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	21.1	17.3
Total assets
Total assets, after consideration of further netting potential	21.1	17.3
Total assets recognized on the balance sheet	75.0	74.2
UBS AG | Derivative financial instruments
Netting recognized on the balance sheet
Gross assets before netting	116.0	156.9
Netting with gross liabilities	(3.6)	(5.0)
Net assets recognized on the balance sheet	112.4	151.9
Netting potential not recognized on the balance sheet
Financial liabilities	(88.9)	(117.2)
Collateral received	(18.5)	(27.2)
Assets after consideration of netting potential	5.0	7.5
Assets not subject to netting arrangements
Assets recognized on the balance sheet	5.8	7.7
Total assets
Total assets, after consideration of further netting potential	10.7	15.2
Total assets recognized on the balance sheet	118.1	159.6
UBS AG | Cash collateral receivables on derivative instruments
Netting recognized on the balance sheet
Gross assets before netting	29.4	31.9
Netting with gross liabilities	(0.0)	(0.0)
Net assets recognized on the balance sheet	29.4	31.9
Netting potential not recognized on the balance sheet
Financial liabilities	(15.2)	(19.6)
Collateral received	(3.3)	(1.5)
Assets after consideration of netting potential	11.0	10.8
Assets not subject to netting arrangements
Assets recognized on the balance sheet	1.1	0.8
Total assets
Total assets, after consideration of further netting potential	12.1	11.6
Total assets recognized on the balance sheet	30.5	32.7
UBS AG | Financial assets at fair value not held for trading
Netting recognized on the balance sheet
Gross assets before netting	93.1	85.6
Netting with gross liabilities	(87.6)	(79.1)
Net assets recognized on the balance sheet	5.5	6.5
Netting potential not recognized on the balance sheet
Financial liabilities	(1.1)	(0.8)
Collateral received	(4.4)	(5.8)
Assets after consideration of netting potential	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	54.1	73.5
Total assets
Total assets, after consideration of further netting potential	54.1	73.5
Total assets recognized on the balance sheet	59.6	80.0
UBS AG | of which: reverse repurchase agreements
Netting recognized on the balance sheet
Gross assets before netting	93.1	85.6
Netting with gross liabilities	(87.6)	(79.1)
Net assets recognized on the balance sheet	5.5	6.5
Netting potential not recognized on the balance sheet
Financial liabilities	(1.1)	(0.8)
Collateral received	(4.4)	(5.8)
Assets after consideration of netting potential	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	0.3	0.2
Total assets
Total assets, after consideration of further netting potential	0.3	0.2
Total assets recognized on the balance sheet	$ 5.8	$ 6.7